Investments in affiliates (Tables)	12 Months Ended
Mar. 31, 2015
Effects on Consolidated Statement of Income

Effects on consolidated statement of income

	Millions of yen
Line items	As previously reported	Adjustments	As revised
Total other income (expense)	¥4,478	¥(8,316)	¥(3,838)
Income before income taxes and equity in net income (losses) of affiliates	841,658	(8,316)	833,342
Income taxes	325,628	(2,569)	323,059
Equity in net income (losses) of affiliates	(30,710)	1,140	(29,570)
Net income	485,320	(4,607)	480,713
Net income attributable to NTT DOCOMO, INC.	495,633	(4,607)	491,026

 Effect on per share data

	Yen
Line items	As previously reported	Adjustments	As revised
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.	¥119.52	¥(1.11)	¥118.41

Effects on Consolidated Statement of Comprehensive Income

Effects on consolidated statement of comprehensive income

	Millions of yen
Line items	As previously reported	Adjustments	As revised
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes	¥75,614	¥(48,825)	¥26,789
Unrealized gains (losses) on cash flow hedges, net of applicable taxes	45	(14)	31
Foreign currency translation adjustment, net of applicable taxes	39,124	(4,928)	34,196
Pension liability adjustment, net of applicable taxes	(4,742)	(726)	(5,468)
Total other comprehensive income (loss)	110,041	(54,493)	55,548
Comprehensive income	595,361	(59,100)	536,261
Comprehensive income attributable to NTT DOCOMO, INC.	605,543	(59,100)	546,443

Summarized Financial Information for Affiliates, Statements of Income
	Millions of yen
	2013
	TTSL	Others
Operating information
Operating revenues	¥210,092	¥820,708
Operating income (loss)	(33,477)	156,955
Income (loss) from continuing operations	(72,301)	136,382
Net income (loss)	(72,301)	136,382
Net income (loss) attributable to shareholders’ of the affiliates	(70,858)	119,567
	Millions of yen
	2014
	TTSL	Others
Operating information
Operating revenues	¥227,582	¥911,020
Operating income (loss)	(28,683)	171,193
Income (loss) from continuing operations	(85,026)	122,511
Net income (loss)	(85,026)	122,511
Net income (loss) attributable to shareholders’ of the affiliates	(84,613)	122,324
	Millions of yen
	2015
	TTSL	Others
Operating information
Operating revenues	¥238,040	¥991,113
Operating income (loss)	(19,853)	168,368
Income (loss) from continuing operations	(79,390)	127,466
Net income (loss)	(79,390)	127,466
Net income (loss) attributable to shareholders’ of the affiliates	(78,742)	127,468

Summarized Financial Information for Affiliates, Balance Sheets
	Millions of yen
	2014
	TTSL	Others
Balance sheet information
Current assets	¥55,080	¥1,372,867
Non-current assets	457,960	1,444,558
Current liabilities	201,407	1,148,036
Long-term liabilities	454,612	717,908
Equity	(142,979)	951,481

Redeemable preferred stock	1,433	—
Redeemable common stock	—	555
Noncontrolling interests	21,277	1,639

	Millions of yen
	2015
	TTSL	Others
Balance sheet information
Current assets	¥76,869	¥1,415,618
Non-current assets	468,569	1,766,763
Current liabilities	141,608	1,234,202
Long-term liabilities	601,880	843,066
Equity	(198,050)	1,105,113

Redeemable preferred stock	48,964	—
Noncontrolling interests	22,920	2,212